UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

           Check here if Amendment [x]; Amendment Number: 1
           This Amendment (Check only one.):  [x] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pirate Capital LLC
Address:   200 Connecticut Avenue
           Norwalk, CT  06854

Form 13F File Number: 28-11099

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas R. Hudson, Jr.

Title: Managing Member

Phone: 203 854-1100

Signature, Place, and Date of Signing:



/s/ Thomas R. Hudson, Jr.      Norwalk, Connecticut          11/16/2006
        [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           20

Form 13F Information Table Value Total:           $1,494,078
                                                  (thousands)

List of Other Included Managers:                  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                               PIRATE CAPITAL LLC
                              13F INFORMATION TABLE
                               September 30, 2006

           Column 1                Column 2 Column 3   Column 4  Column 5               Column 6    Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                   TITLE OF              VALUE   SHARES OR   SH/ PUT/   INVESTMENT    OTHER   VOTING AUTHORITY
             NAME OF ISSUER         CLASS    CUSIP       (000)    PRN AMT    PRN CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
 1 ALLIED DEFENSE GROUP             common  019118108    14,514    882,300    SH      Shared-Defined   NONE     882,300
 2 ANGELICA CORP                    common  034663104    20,636  1,213,147    SH      Shared-Defined   NONE   1,213,147
 3 AQUILA INC                       common  03840P102   106,946 24,698,912    SH      Shared-Defined   NONE  24,698,912
 4 BRINK'S CO                       common  109696104   209,825  3,954,494    SH      Shared-Defined   NONE   3,954,494
 5 CEC ENTERTAINMENT INC            common  125137109    95,952  3,045,130    SH      Shared-Defined   NONE   3,045,130
 6 CHARTERMAC                       ben int 160908109     5,325    266,800    SH      Shared-Defined   NONE     266,800
 7 CKE RESTAURANTS, INC             common  12561E105   117,843  7,048,034    SH      Shared-Defined   NONE   7,048,034
 8 CORNELL COMPANIES INC            common  219141108    40,109  2,321,100    SH      Shared-Defined   NONE   2,321,100
 9 CUTTER & BUCK INC                common  232217109    13,899  1,437,317    SH      Shared-Defined   NONE   1,437,317
10 GENCORP INC                      common  368682100    64,643  5,034,500    SH      Shared-Defined   NONE   5,034,500
11 GENTEK INC                       common  37245X203     6,903    250,000    SH      Shared-Defined   NONE     250,000
12 INTRAWEST CORP                   common  460915200   308,393  8,928,570    SH      Shared-Defined   NONE   8,928,570
13 JAMES RIVER COAL CO              common  470355207    24,729  2,343,973    SH      Shared-Defined   NONE   2,343,973
14 MAXIM CRANE WORKS HOLDINGS INC   common  577737109    19,444    425,000    SH      Shared-Defined   NONE     425,000
15 MIRANT CORP                      common  60467R100   113,315  4,149,216    SH      Shared-Defined   NONE   4,149,216
16 NETRATINGS, INC.                 common  64116M108     4,979    349,900    SH      Shared-Defined   NONE     349,900
17 PEP BOYS MANNY MOE & JACK        common  713278109    72,249  5,622,500    SH      Shared-Defined   NONE   5,622,500
18 PH GLATFELTER CO                 common  377316104    34,490  2,545,388    SH      Shared-Defined   NONE   2,545,388
19 PW EAGLE INC                     common  69366Y108    84,418  2,812,995    SH      Shared-Defined   NONE   2,812,995
20 WALTER INDUSTRIES INC            common  93317Q105   135,466  3,174,000    SH      Shared-Defined   NONE   3,174,000

                                                    1,494,078.0